Risk Report - Asset Quality - Financial Assets at amortized cost - Development of Forborne financial assets at amortized cost (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Quality [Abstract]
Balance, beginning of the year	€ 15,326	€ 12,464
Classified as forborne during the year	6,767	8,572
Transferred to non-forborne during the year (including repayments)	(6,836)	(6,020)
Charge-offs	(122)	(211)
Exchange rate and other movements	(1,001)	521
Balance, end of the year	€ 14,135	€ 15,326